Financial assets and liabilities - Summary of Trade and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 30, 2025
Disclosure Of Financial Assets And Liabilities [Abstract]
Trade payables and other payables	$ 27,115	$ 18,133
Gross to net accruals	6,461	949
Trade and other payables	$ 33,576	$ 19,082